Condensed Consolidated Balance Sheets - USD ($)	Dec. 31, 2021	Jun. 30, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 7,876,367	$ 174,189
Accounts receivable	2,482,082	3,191,711
Other receivables	8,900	8,900
Prepayments	15,868,966	4,267,827
Total current assets	26,236,315	7,642,627
NON-CURRENT ASSETS
Prepayments	52,000,000	52,000,000
Property, plant and equipment, net	8,335,323	9,160,214
Intangible assets, net	14,663,072	12,272,326
Total non-current assets	74,998,395	73,432,540
Total assets	101,234,710	81,075,167
CURRENT LIABILITIES:
Other payables and accrued liabilities	640,005	517,134
Other payables - related parties	262,598	10,711
Deferred revenue	1,262,674	3,596,821
Total current liabilities	2,165,277	4,124,666
Total liabilities	2,165,277	4,124,666
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY:
Ordinary shares, $0.001 par value, 800,000,000 shares authorized, 146,036,552 and 110,356,629 shares issued and outstanding as of December 31, 2021 and June 30, 2021, respectively	146,037	110,357
Additional paid-in-capital	169,798,379	147,684,772
Deferred stock compensation	(172,421)	(682,383)
Deficit	(70,702,562)	(70,162,245)
Total shareholders’ equity	99,069,433	76,950,501
Total liabilities and shareholders’ equity	$ 101,234,710	$ 81,075,167